Share Capital - Authorized Capital (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended		9 Months Ended		20 Months Ended
	Oct. 01, 2025	Sep. 30, 2025	Jul. 23, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Jul. 31, 2025	Aug. 08, 2025	Nov. 17, 2023
ATM offering
Share Capital
Shares issued (in shares)	91,500			1,673,975		1,673,975
Sale of stock per share				$ 3.11		$ 3.11
Proceeds from issuing shares	$ 0.3	$ 5.2		$ 5.2		$ 5.2
Net proceeds	$ 0.3			$ 4.9		$ 4.9		$ 50.0
Common shares reserved for future issuance									$ 50.0	$ 50.0
ATM offering | Issuance of common shares
Share Capital
Shares issued (in shares)	747,500
Proceeds from issuing shares	$ 3.2
Net proceeds	$ 3.1
Previous ATM offering
Share Capital
Shares issued (in shares)		28,802,409		3,475,000	0	14,637,960	9,186,700
Sale of stock per share		$ 1.74		$ 2.62		$ 1.88	$ 1.38
Proceeds from issuing shares				$ 9.1		$ 27.6	$ 12.7
Proceeds from issuing shares		$ 50.0		50.0		50.0
Net proceeds		$ 47.7		$ 8.7		$ 26.7	$ 12.1
Agreement with an arms-length third-party advisor
Share Capital
Advisory fees			$ 0.8
Settlement of advisory fees			666,667
Deemed price per common share			$ 1.2